Credit Quality - Schedule of Risk Category of Loans by Class of Loans and Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
Total	$ 11,889,014	$ 11,624,469
Owner-Occupied [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	132,376
2022	317,851	339,908
2021	246,909	277,603
2020	249,336	284,613
2019	112,078	123,495
2018		113,926
Prior	509,359	551,414
Revolving loans amortized cost basis	30,193	33,385
Revolving loans converted to term loans	129	583
Total	1,598,231	1,724,927
Owner-Occupied [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	132,376
2022	316,117	339,765
2021	246,635	276,667
2020	248,861	284,091
2019	109,182	122,582
2018		112,126
Prior	465,223	504,485
Revolving loans amortized cost basis	29,619	32,465
Revolving loans converted to term loans	0	350
Total	1,548,013	1,672,531
Owner-Occupied [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	2,460	496
2018		1,158
Prior	15,423	5,358
Revolving loans amortized cost basis	125	920
Revolving loans converted to term loans	0	0
Total	18,008	7,932
Owner-Occupied [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	1,734	143
2021	274	936
2020	475	522
2019	436	417
2018		642
Prior	28,469	41,301
Revolving loans amortized cost basis	449	0
Revolving loans converted to term loans	129	233
Total	31,966	44,194
Owner-Occupied [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	244	270
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	244	270
Owner-Occupied [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	(855)	(68)
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	(855)	(68)
Owner-Occupied [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	13	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	174	489
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	187	489
Owner-Occupied [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	13	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	(681)	421
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	(668)	421
Nonowner-Occupied [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	455,399
2022	1,433,494	1,416,022
2021	1,593,716	1,401,424
2020	747,362	746,999
2019	742,002	806,615
2018		359,527
Prior	1,486,870	1,372,110
Revolving loans amortized cost basis	259,394	184,142
Revolving loans converted to term loans	106	135
Total	6,718,343	6,286,974
Nonowner-Occupied [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	455,399
2022	1,428,880	1,415,465
2021	1,587,315	1,399,023
2020	717,189	739,474
2019	695,492	687,755
2018		341,367
Prior	1,335,526	1,297,076
Revolving loans amortized cost basis	228,743	183,779
Revolving loans converted to term loans	106	135
Total	6,448,650	6,064,074
Nonowner-Occupied [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	4,614	557
2021	2,381	2,401
2020	25,437	6,852
2019	43,017	84,781
2018		980
Prior	104,997	23,137
Revolving loans amortized cost basis	30,651	0
Revolving loans converted to term loans	0	0
Total	211,097	118,708
Nonowner-Occupied [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	4,020	0
2020	4,736	673
2019	3,493	34,079
2018		17,180
Prior	46,347	51,897
Revolving loans amortized cost basis	0	363
Revolving loans converted to term loans	0	0
Total	58,596	104,192
Nonowner-Occupied [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	0	0
Nonowner-Occupied [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	(24)	0
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	(24)	0
Nonowner-Occupied [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	1,233	234
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	1,233	234
Nonowner-Occupied [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	1,209	234
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	1,209	234
Other Commercial Loans [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	594,433
2022	617,304	768,186
2021	478,305	585,672
2020	199,740	399,042
2019	189,831	233,195
2018		82,116
Prior	461,492	435,447
Revolving loans amortized cost basis	1,031,307	1,107,234
Revolving loans converted to term loans	28	1,676
Total	3,572,440	3,612,568
Other Commercial Loans [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	593,153
2022	596,258	749,919
2021	477,457	581,588
2020	197,173	398,682
2019	187,560	230,209
2018		75,577
Prior	447,430	426,406
Revolving loans amortized cost basis	988,809	1,033,459
Revolving loans converted to term loans	13	1,596
Total	3,487,853	3,497,436
Other Commercial Loans [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	221
2022	4,798	14,244
2021	542	3,652
2020	1,775	331
2019	1,611	2,115
2018		936
Prior	2,093	2,799
Revolving loans amortized cost basis	16,901	35,997
Revolving loans converted to term loans	15	38
Total	27,956	60,112
Other Commercial Loans [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	1,059
2022	16,248	4,023
2021	306	432
2020	792	29
2019	660	871
2018		5,603
Prior	11,923	6,182
Revolving loans amortized cost basis	25,597	37,778
Revolving loans converted to term loans	0	42
Total	56,585	54,960
Other Commercial Loans [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	46	60
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	46	60
Other Commercial Loans [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	(88)
2022	(163)	0
2021	(233)	(364)
2020	0	(202)
2019	(661)	(211)
2018		(2,490)
Prior	(567)	(1,041)
Revolving loans amortized cost basis	(217)	0
Revolving loans converted to term loans	(78)	0
Total	(2,007)	(4,308)
Other Commercial Loans [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	84
2019	25	17
2018		705
Prior	1,699	4,561
Revolving loans amortized cost basis	5	0
Revolving loans converted to term loans	0	0
Total	1,729	5,367
Other Commercial Loans [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	(88)
2022	(163)	0
2021	(233)	(364)
2020	0	(118)
2019	(636)	(194)
2018		(1,785)
Prior	1,132	3,520
Revolving loans amortized cost basis	(212)	0
Revolving loans converted to term loans	(78)	0
Total	(278)	1,059
Residential Real Estate [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	783,917
2022	1,618,849	1,525,762
2021	851,146	848,625
2020	443,772	492,696
2019	263,188	291,779
2018		246,035
Prior	881,574	812,785
Revolving loans amortized cost basis	426,133	442,546
Revolving loans converted to term loans	2,657	2,683
Total	5,271,236	4,662,911
Residential Real Estate [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	783,866
2022	1,618,774	1,525,762
2021	850,760	847,177
2020	443,514	492,628
2019	262,524	291,334
2018		245,158
Prior	863,186	791,366
Revolving loans amortized cost basis	423,302	439,800
Revolving loans converted to term loans	2,568	2,683
Total	5,248,494	4,635,908
Residential Real Estate [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	65	0
2018		11
Prior	3,561	4,418
Revolving loans amortized cost basis	1,710	1,888
Revolving loans converted to term loans	0	0
Total	5,336	6,317
Residential Real Estate [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	51
2022	75	0
2021	386	1,448
2020	258	68
2019	599	445
2018		866
Prior	14,827	17,001
Revolving loans amortized cost basis	1,121	858
Revolving loans converted to term loans	89	0
Total	17,406	20,686
Residential Real Estate [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	0	0
Residential Real Estate [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	(809)
2020	0	0
2019	(785)	0
2018		(284)
Prior	0	(453)
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	(785)	(1,546)
Residential Real Estate [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	8	1
2020	0	0
2019	688	0
2018		16
Prior	1	1,483
Revolving loans amortized cost basis	0	7
Revolving loans converted to term loans	0	0
Total	697	1,507
Residential Real Estate [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	8	(808)
2020	0	0
2019	(97)	0
2018		(268)
Prior	1	1,030
Revolving loans amortized cost basis	0	7
Revolving loans converted to term loans	0	0
Total	(88)	(39)
Construction & Land Development [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	628,047
2022	1,312,786	806,442
2021	829,628	1,109,820
2020	55,536	389,816
2019	19,448	137,145
2018		117,934
Prior	63,410	113,210
Revolving loans amortized cost basis	239,390	252,604
Revolving loans converted to term loans	0	0
Total	3,148,245	2,926,971
Construction & Land Development [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	628,047
2022	1,308,793	806,442
2021	827,138	1,109,601
2020	53,004	389,751
2019	16,062	133,711
2018		117,934
Prior	60,920	109,320
Revolving loans amortized cost basis	239,390	252,604
Revolving loans converted to term loans	0	0
Total	3,133,354	2,919,363
Construction & Land Development [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	2,902	0
2021	0	0
2020	62	65
2019	3,386	3,421
2018		0
Prior	258	1,447
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	6,608	4,933
Construction & Land Development [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	1,091	0
2021	2,490	219
2020	2,470	0
2019	0	13
2018		0
Prior	2,232	2,443
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	8,283	2,675
Construction & Land Development [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	0	0
Construction & Land Development [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	(14)	(2)
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	(14)	(2)
Construction & Land Development [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	80	1,414
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	80	1,414
Construction & Land Development [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	66	1,412
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	66	1,412
Bankcard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	9,962	9,273
Revolving loans converted to term loans	0	0
Total	9,962	9,273
Bankcard [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	9,690	9,101
Revolving loans converted to term loans	0	0
Total	9,690	9,101
Bankcard [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	145	63
Revolving loans converted to term loans	0	0
Total	145	63
Bankcard [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	127	109
Revolving loans converted to term loans	0	0
Total	127	109
Bankcard [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	0	0
Bankcard [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	(263)	(355)
Revolving loans converted to term loans	0	0
Total	(263)	(355)
Bankcard [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	28	9
Revolving loans converted to term loans	0	0
Total	28	9
Bankcard [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	(235)	(346)
Revolving loans converted to term loans	0	0
Total	(235)	(346)
Other Consumer [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	192,858
2022	447,336	637,701
2021	219,442	335,382
2020	107,401	183,119
2019	65,037	131,418
2018		56,531
Prior	19,949	9,694
Revolving loans amortized cost basis	2,705	2,694
Revolving loans converted to term loans	0	0
Total	1,054,728	1,356,539
Other Consumer [Member] | Pass [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	192,184
2022	428,295	626,666
2021	205,015	319,719
2020	102,300	176,423
2019	62,861	128,176
2018		55,147
Prior	18,876	9,202
Revolving loans amortized cost basis	2,638	2,644
Revolving loans converted to term loans	0	0
Total	1,012,169	1,317,977
Other Consumer [Member] | Special Mention [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	674
2022	16,031	9,891
2021	12,220	13,449
2020	4,454	5,769
2019	2,050	3,075
2018		1,295
Prior	977	464
Revolving loans amortized cost basis	46	50
Revolving loans converted to term loans	0	0
Total	36,452	33,993
Other Consumer [Member] | Substandard [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	3,010	1,144
2021	2,207	2,214
2020	647	927
2019	126	167
2018		89
Prior	96	28
Revolving loans amortized cost basis	21	0
Revolving loans converted to term loans	0	0
Total	6,107	4,569
Other Consumer [Member] | Doubtful [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	0	0
2021	0	0
2020	0	0
2019	0	0
2018		0
Prior	0	0
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	0	0
Other Consumer [Member] | Current-period Charge-offs [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	(9)
2022	(3,205)	(394)
2021	(2,699)	(1,435)
2020	(933)	(851)
2019	(319)	(331)
2018		(162)
Prior	(191)	(198)
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	(7,356)	(3,371)
Other Consumer [Member] | Current-period Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	0
2022	219	12
2021	125	102
2020	54	61
2019	54	87
2018		60
Prior	235	207
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	687	529
Other Consumer [Member] | Current-period Net (Charge- offs) Recoveries [Member]
Disclosure Details Of Loans And Leases By Risk Category [Line Items]
2023	(9)
2022	(2,986)	(382)
2021	(2,574)	(1,333)
2020	(879)	(790)
2019	(265)	(244)
2018		(102)
Prior	44	9
Revolving loans amortized cost basis	0	0
Revolving loans converted to term loans	0	0
Total	$ (6,669)	$ (2,842)